Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Tax effect on Change in minimum pension liability - (expense) / benefit	$ (2)	$ 12	$ (16)	$ (12)	$ (480)	$ 506	$ 87
Tax effect due to Change in fair value of derivative instruments - (expense) / benefit	$ (104)	$ 6	$ 213	$ (38)	$ (316)	$ 286	$ (134)